Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 213,501	€ 210,439
Goodwill	38,115	69,323
Property, plant and equipment	39,440	43,731
Right-of-use assets	131,597	128,853
Deferred income tax assets	11,598	13,427
Other non-current assets	14,869	15,540
Non-current assets	449,120	481,313
Current assets
Inventories	89,712	107,184
Trade receivables	28,099	45,657
Other current assets	29,112	25,650
Cash and bank balances	18,043	28,130
Current assets	164,966	206,621
Total assets	614,086	687,934
Non-current liabilities
Non-current borrowings	25,222	32,381
Non-current lease liabilities	117,966	112,898
Non-current provisions	3,560	3,174
Employee benefits	17,240	17,972
Deferred income tax liabilities	51,390	52,804
Other non-current liabilities	16,005	14,733
Non-current liabilities	231,383	233,962
Current liabilities
Trade payables	80,424	78,576
Bank overdrafts		280
Current borrowings	158,540	35,720
Current lease liabilities	36,106	32,871
Current provisions	1,524	6,270
Other current liabilities	139,020	134,627
Current liabilities	415,614	288,344
Total liabilities	646,997	522,306
Net (liabilities) / assets	(32,911)	165,628
Equity attributable to owners of the Company
Treasury shares	(46,576)	(65,405)
Other reserves	779,356	806,677
Accumulated losses	(737,186)	(571,931)
Equity attributable to owners of the Company	(4,406)	169,341
Non- controlling interests	(28,505)	(3,713)
Total (deficit) / equity	€ (32,911)	€ 165,628